INVESTMENTS - Schedule of Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-Current
Investments in other companies	$ 31,869	$ 31,869
Current
Short-term investments	1,710,368	13,223,330
Government securities in pesos
Current
Short-term investments	1,609,330	0
Mutual funds in pesos
Current
Short-term investments	30,503	2,068,052
Short-term investments in foreign currency
Current
Short-term investments	70,535	11,155,278
Cementos del Plata S.A.
Non-Current
Investments in other companies	$ 31,869	$ 31,869